Segment Information - Schedule of Performance and Making Key Decisions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Performance and Making Key Decisions [Abstract]
General and administrative expenses	$ 417,642	$ 152,038	$ 859,747	$ 354,066
Interest earned on investments held in Trust Account	$ 299,353	$ 694,056	$ 2,230,500	$ 609,787